Prepayments, Deposit and Other Receivables (Details) - Schedule of prepayments deposits and other receivables - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of prepayments deposits and other receivables [Abstract]
Deposit	$ 401,151	$ 400,801	$ 60,000
Other receivables			1,876
Prepayments	205,476	403,210	144,567
Prepayments, deposit and other receivables	$ 606,627	$ 804,011	$ 206,443